Employee Benefits (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Minimum required employee service period for participation	2 months		2 months		2 months
Employee annual contribution limit					$ 58
Maximum percentage contribution of employee's annual compensation allowed			100.00%		100.00%
Employer matching contribution, percent of match			50.00%		50.00%
Employee contribution, percent of base compensation required for company matching			8.00%		8.00%
Employee service period required to be fully vested	2 years		2 years		2 years
Company contribution amount	$ 444	$ 341	$ 839	$ 651	$ 1,158	$ 973